Revenue from contracts with customers (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies
Revenue recognition	Revenue from contracts with customers is recognized when, or as, the performance obligations are satisfied by the Corporation by transferring the promised services to the customers. A service is transferred to the customer when, or as, the customer obtains control of that service. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized based on the services that have been rendered to date. Revenue from a performance obligation satisfied at a point in time is recognized when the customer obtains control over the service. The transaction price, or the amount of revenue recognized, reflects the consideration the Corporation expects to be entitled to in exchange for those promised services. In determining the transaction price, the Corporation considers the effects of variable consideration. Variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Corporation is the principal in a transaction if it obtains control of the specified goods or services before they are transferred to the customer. If the Corporation acts as principal, revenues are presented in the gross amount of consideration to which it expects to be entitled and are not netted with any related expenses. On the other hand, the Corporation is an agent if it does not control the specified goods or services before they are transferred to the customer. If the Corporation acts as an agent, revenues are presented in the amount of consideration to which it expects to be entitled, net of related expenses.

Following is a description of the nature and timing of revenue streams from contracts with customers:

Service charges on deposit accounts

Service charges on deposit accounts are earned on retail and commercial deposit activities and include, but are not limited to, nonsufficient fund fees, overdraft fees and checks stop payment fees. These transaction-based fees are recognized at a point in time, upon occurrence of an activity or event or upon the occurrence of a condition which triggers the fee assessment. The Corporation is acting as principal in these transactions.

Debit card fees

Debit card fees include, but are not limited to, interchange fees, surcharging income and foreign transaction fees. These transaction-based fees are recognized at a point in time, upon occurrence of an activity or event or upon the occurrence of a condition which triggers the fee assessment. Interchange fees are recognized upon settlement of the debit card payment transactions. The Corporation is acting as principal in these transactions.

Insurance fees

Insurance fees include, but are not limited to, commissions and contingent commissions. Commissions and fees are recognized when related policies are effective since the Corporation does not have an enforceable right to payment for services completed to date. An allowance is created for expected adjustments to commissions earned related to policy cancellations. Contingent commissions are recorded on an accrual basis when the amount to be received is notified by the insurance company. The

Corporation is acting as an agent since it arranges for the sale of the policies and receives commissions if, and when, it achieves the sale.

Credit card fees

Credit card fees include, but are not limited to, interchange fees, additional card fees, cash advance fees, balance transfer fees, foreign transaction fees, and returned payments fees. Credit card fees are recognized at a point in time, upon the occurrence of an activity or an event. Interchange fees are recognized upon settlement of the credit card payment transactions. The Corporation is acting as principal in these transactions.

Sale and administration of investment products

Fees from the sale and administration of investment products include, but are not limited to, commission income from the sale of investment products, asset management fees, underwriting fees, and mutual fund fees.

Commission income from investment products is recognized on the trade date since clearing, trade execution, and custody services are satisfied when the customer acquires or disposes of the rights to obtain the economic benefits of the investment products and brokerage contracts have no fixed duration and are terminable at will by either party. The Corporation is acting as principal in these transactions since it performs the service of providing the customer with the ability to acquire or dispose of the rights to obtain the economic benefits of investment products.

Asset management fees are satisfied over time and are recognized in arrears. At contract inception, the estimate of the asset management fee is constrained from the inclusion in the transaction price since the promised consideration is dependent on the market and thus is highly susceptible to factors outside the manager’s influence. As advisor, the broker-dealer subsidiary is acting as principal.

Underwriting fees are recognized at a point in time, when the investment products are sold in the open market at a markup. When the broker-dealer subsidiary is lead underwriter, it is acting as an agent. In turn, when it is a participating underwriter, it is acting as principal.

Mutual fund fees, such as distribution fees, are considered variable consideration and are recognized over time, as the uncertainty of the fees to be received is resolved as NAV is determined and investor activity occurs. The promise to provide distribution-related services is considered a single performance obligation as it requires the provision of a series of distinct services that are substantially the same and have the same pattern of transfer. When the broker-dealer subsidiary is acting as a distributor, it is acting as principal. In turn, when it acts as third-party dealer, it is acting as an agent.

Trust fees

Trust fees are recognized from retirement plan, mutual fund administration, investment management, trustee, escrow, and custody and safekeeping services. These asset management services are considered a single performance obligation as it requires the provision of a series of distinct services that are substantially the same and have the same pattern of transfer. The performance obligation is satisfied over time, except for optional services and certain other services that are satisfied at a point in time. Revenues are recognized in arrears, when, or as, the services are rendered. The Corporation is acting as principal since, as asset manager, it has the obligation to provide the specified service to the customer and has the ultimate discretion in establishing the fee paid by the customer for the specified services.